Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Recognition of the Goodwill Impairment Charges

After recognition of the goodwill impairment charges, the fair values of these reporting units’ goodwill recognized as of December 28, 2013 were:

2013
Goodwill:
Utah operations in the West region	$36,589
East region	—

Goodwill by Reportable Segment and in Total

Changes in the carrying amount of goodwill, by reportable segment, from December 27, 2014 to September 26, 2015 are summarized as follows:

	West	Central	East	Total
Balance, December 27, 2014	$297,085	$96,025	$26,160	$419,270
Acquisitions (1)	4,579	150,929	—	155,508
Foreign currency translation adjustments	(6,942)	—	—	(6,942)

Balance, September 26, 2015	$294,722	$246,954	$26,160	$567,836

(1)	Includes certain working capital adjustments related to 2014 acquisitions

The following table presents goodwill by reportable segments and in total:

	West	Central	East	Total
Balance, December 29, 2012	$91,393	$72,789	$14,938	$179,120
Acquisitions	16,120	—	—	16,120
Impairment	(53,264)	—	(14,938)	(68,202)

Balance, December 28, 2013	54,249	72,789	—	127,038
Acquisitions	246,506	23,236	26,160	295,902
Foreign currency translation adjustments	(3,670)	—	—	(3,670)

Balance, December 27, 2014	$297,085	$96,025	$26,160	$419,270